Sales Revenues - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer
Disclosure Of Net Sales [line items]
Sales revenues	$ 95,584	$ 88,827	$ 81,405
Number of customers with 10% or more of sales revenue | Customer	0	0	0
Contract liabilities	$ 245	$ 336
Bottom of range [member]
Disclosure Of Net Sales [line items]
Contract remaining performance obligation expected term	1 year
Biofuels [member]
Disclosure Of Net Sales [line items]
Sales revenues	$ 26